Share Based Compensation - Summary of Estimated Fair Value of Share Option Modification (Detail) - INR (₨) ₨ in Thousands		12 Months Ended
	Jul. 25, 2015	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		125,400
Share Options [Member] | Black Scholes Option Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%	0.00%
Expected volatility, minimum		31.00%	37.20%
Expected volatility, maximum		41.70%	41.60%
Risk free interest rate, minimum		2.15%	7.60%
Risk free interest rate, maximum		7.61%	8.08%
Share Options [Member] | Black Scholes Option Pricing Model [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		4 years 6 months	5 years
Share Options [Member] | Black Scholes Option Pricing Model [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		7 years 2 months 12 days	6 years 9 months 18 days
Share Options [Member] | Black Scholes Option Pricing Model [Member] | Modification Prior to July 25, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	29,684
Equity value	₨ 7,642
Dividend yield	0.00%
Expected volatility, minimum	37.20%
Expected volatility, maximum	41.60%
Risk free interest rate, minimum	7.60%
Risk free interest rate, maximum	8.08%
Share Options [Member] | Black Scholes Option Pricing Model [Member] | Modification Prior to July 25, 2015 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	2 months 12 days
Share Options [Member] | Black Scholes Option Pricing Model [Member] | Modification Prior to July 25, 2015 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	2 years 9 months 18 days
Share Options [Member] | Black Scholes Option Pricing Model [Member] | Modification Post to July 25, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	25,930
Equity value	₨ 8,943
Dividend yield	0.00%
Expected volatility, minimum	37.20%
Expected volatility, maximum	41.60%
Risk free interest rate, minimum	7.60%
Risk free interest rate, maximum	8.08%
Share Options [Member] | Black Scholes Option Pricing Model [Member] | Modification Post to July 25, 2015 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years
Share Options [Member] | Black Scholes Option Pricing Model [Member] | Modification Post to July 25, 2015 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 9 months 18 days